Non-controlling interests - NCI Components (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries
Non-controlling interest	$ 62	$ 48	$ 37
Fideicomiso GFSSLPT, Banco Santander Mexico, S.A.
Subsidiaries
Non-controlling interest	51	37
Other subsidiaries
Subsidiaries
Non-controlling interest	$ 11	$ 11